Restricted Cash	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	Restricted cashRestricted cash as of June 30, 2021 primarily represents debt service reserve accounts that must be maintained as part of the terms and conditions of our Citibank/K-Sure Credit Facility, ABN AMRO/K-Sure Credit Facility and Bank of Communications Financial Leasing (LR2s). The funds in these accounts will be applied against the principal balance of these facilities upon maturity.